VESSELS, RIGS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Vessels, rigs and equipment, net	$ 3,417,008	$ 3,552,298
Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Cost	4,371,422	4,527,621
Accumulated depreciation	$ (954,414)	$ (975,323)